Issued accounting pronouncements - Summary of Accounting Standards Update and Change in Accounting Principle (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Apr. 01, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loans and leases receivable, allowance	¥ 622,526		¥ 440,855	¥ 291,422	¥ 307,201
Off-balance sheet, credit loss, liability			46,000
Corporate
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loans and leases receivable, allowance	530,519		413,026	263,291	277,955
Retail
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loans and leases receivable, allowance	¥ 92,007		27,829	¥ 28,131	¥ 29,246
Cumulative effect of change in accounting principles
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loans and leases receivable, allowance			155,755
Off-balance sheet, credit loss, liability		¥ 20,000
Cumulative effect of change in accounting principles | Corporate
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loans and leases receivable, allowance		78,000	77,514
Cumulative effect of change in accounting principles | Retail
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loans and leases receivable, allowance		78,000	78,241
Cumulative effect, period of adoption, adjusted balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loans and leases receivable, allowance			596,610
Off-balance sheet, credit loss, liability		66,000
Cumulative effect, period of adoption, adjusted balance | Corporate
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loans and leases receivable, allowance		491,000	490,540
Cumulative effect, period of adoption, adjusted balance | Retail
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loans and leases receivable, allowance		¥ 106,000	¥ 106,070